SUBSEQUENT EVENTS (Details 1) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Revenues, net	$ 2,860	$ 4,981	$ 6,912
Net loss allocable to common shareholders	$ (2,996)	$ (13,835)	$ (14,636)
Net loss per share (in dollars per share)	$ (4.94)	$ (1.73)	$ (35.44)
Weighted average number of shares outstanding (in shares)	607	8,018	413
IMT [Member]
Subsequent Event [Line Items]
Revenues, net				$ 8,160	$ 14,970
Net loss allocable to common shareholders				$ (24,634)	$ (21,339)
Net loss per share (in dollars per share)				$ (38.88)	$ (112.08)
Weighted average number of shares outstanding (in shares)				633	190